INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax (recovery) expense	$ 384	$ 0
Loss for the year, before income taxes	$ (22,380)	$ (59,932)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ (6,043)	$ (16,182)
Share based payments	921	734
Mexican Inflationary Adjustments	1,642	47
Differing effective tax rate on loss in foreign jurisdiction	(955)	(1,594)
Impact of share issuance costs	(1,794)	(404)
Unrecognized deferred tax assets	1,600	17,010
Impact of foreign exchange and other	5,013	389
Total income tax expense (recovery)	$ 384	$ 0